Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 01, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies (Textual)
Impairment losses on long-lived assets			$ 491,284
Goodwill impairment losses			6,659,691
Impairment loss on indefinite intangible assets		$ 291,817	1,111,149	250,360
VAT tax rate	6.00%	17.00%
Business taxes and related surcharges		$ 262,117	678,594	1,663,869
VAT payable subscription-based revenue, percentage		3.00%
VAT refunds		$ 348,165	271,885	328,817
Cash and cash equivalents		$ 15,237,326	46,295,841	79,461,280
Uncertain income tax position		50.00%
Advertising expenses, total		$ 1,014,481	5,192,126	4,908,593
Commissions paid, total		13,976,505	8,903,424	5,049,661
Cost method investment		$ 1,714,058	$ 1,542,454	$ 554,392
Concentration risk, percentage		10.00%	10.00%	10.00%
Equity method investment		$ 817,223	$ 1,019,009	$ 1,228,269
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Business tax on services provided		3.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Business tax on services provided		5.00%